Note 4 - Change in Significant Accounting Policies and Disclosure Policies	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
4	Change in significant accounting policies and disclosure policies

(a)	Change in significant accounting policies required by IFRS

The following standards and interpretations apply for the
first
time to the financial reporting periods commencing on or after
January 1, 2020.
These changes were adopted from
January 1, 2020
and do
not
have a material effect on the Group's financial statements.

i)	IAS 1 Presentation of Financial Statements & IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

The amendment clarifies the definition of material and makes it easier to understand. The change provides guidance on how the definition should be applied. The change in the definition now ensures that the definition is consistent across all IFRS standards and the Conceptual Framework.

The definition of material omissions or misstatements from
IAS
8
Accounting Policies, Changes in Accounting Estimates and Errors
has been removed.

The Group has completed its assessment of the impact of IAS
1
and
8
and concluded that the new standards did
not
have a material impact on the consolidated financial statements.

ii)	Revised Conceptual Framework for Financial Reporting

The IASB decided to revise the Conceptual Framework because certain important issues were not
covered and certain guidance was unclear or out of date. The revised Conceptual Framework, includes:

•	new concepts on measurement including factors to be considered when selecting the measurement basis;
•	new concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income;
•	new guidance on when assets and liabilities are removed from financial statements;
•	updated definitions of an asset and liability;
•	updated recognition criteria for including assets and liabilities in financial statements; and
•	clarified the concepts of prudence, stewardship, measurement uncertainty and substance over form.

The IASB also updated references to the Conceptual Framework in IFRS Standards by issuing amendments to references to the Conceptual Framework in IFRS Standards. The Group has completed its assessment of the impact and concluded that the new standard did not
have a material impact on the consolidated financial statements.

(b)	Voluntary change of disclosure policies
i)	Exploration and evaluation assets to be disclosed separately from Property, plant and equipment

Previously exploration and evaluation assets were disclosed as part of Property, plant and equipment. Under the new disclosure policy exploration and evaluation assets are disclosed separately as Exploration and evaluation assets from the earliest period presented.

The new disclosure policy was adopted from
December 10, 2020
and has been applied retrospectively. Management purchased
two
new mining options during
2020
and the change in disclosure policy provides more detail on the new and existing Exploration and evaluation assets. Management implemented the change in disclosure policy to provide increased transparency on exploration and evaluation assets in line with management's focus to purchase and explore mining assets.

The voluntary change in disclosure policy resulted in the cost of property, plant and equipment presented in the consolidated statements of financial position reducing with an amount of
$6,768
(
2019:
$7,139,
January 1, 2019:
$6,967
). Further, the Acquisition of property, plant and equipment line item in the consolidated statements of cash flow decreased by an amount of
$2,759
(
2019:
$172,
January 1, 2019:
$Nil
), while the Acquisition of exploration and evaluation assets line item increased with the same amount. The consolidated statement of changes in equity and consolidated statements of profit or loss and other comprehensive income was not
affected by the change.

ii)	Leases to be disclosed separately from Trade and other payables

Previously lease liabilities were disclosed as part of Trade and other payables. Under the new disclosure policy lease liabilities are disclosed separately as Lease liabilities – long term portion and Lease liabilities – short term portion from the earliest period presented.

The new disclosure policy was adopted from
December, 2020
and has been applied retrospectively. Management implemented the change in disclosure policy to provide more detail on the maturity of lease contracts and to better assess the effect that leases have on the financial position, financial performance and cash flows of the lessee.

The voluntary change in disclosure policy resulted in Trade and other payables presented in the consolidated statements of financial position reducing by an amount of
$239
(
2019:
$349,
January 1, 2019:
$Nil
) compared with the disclosure with the old policy in effect. Lease liabilities are presented separately in the statement of financial position as current and non-current Lease liabilities. The consolidated statement of changes in equity, statements of profit or loss and other comprehensive income and consolidated statements of cash flow were not
affected by the change.